As filed with the Securities and Exchange Commission on November 30, 2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2019 – September 30, 2020

ITEM 1. REPORT TO STOCKHOLDERS.

Annual Report
September 30, 2020
Advised by:
SKBA Capital Management, LLC
www.baywoodfunds.com
Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’
shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electroni-
cally by contacting the Funds at (855) 409-2297 or baywoodfunds.ta@apexfs.com or by contacting your financial intermediary directly.
You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the Funds at (855) 409-2297 or baywoodfunds.ta@
apexfs.com or by contacting your financial intermediary directly. Your election to receive reports in paper will apply to all funds held with Baywood Funds.

BAYWOOD VALUE PLUS FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
September 30, 2020

Dear Shareholders,
We are pleased to report our economic and financial market perspectives and the investment activities for the Baywood Value Plus
Fund (the “Fund”) for the year ended September 30, 2020. The Fund is a large capitalization value-oriented portfolio of stock holdings selected from a universe of dividend-paying companies traded on U.S. exchanges. SKBA attempts to identify candidates for purchase that appear to have low expectations and pessimism already reflected in their current valuations by using its Relative Dividend Yield
(RDY) discipline, which compares each stock’s yield history to SKBA’s own yield index of 500 large dividend-paying companies.
A high RDY compared to a stock’s own history that captures such pessimism provides a useful starting point for research into each stock’s underlying fundamentals. From a goldilocks economy with unemployment below 4% to the worst economic contraction in a century three months later, to the largest global coordinated monetary and fiscal stimuli ever produced, it is no surprise that stock market volatility reached historical proportions in the most recent fiscal year. That volatility results in lower overall valuations is an investment tenet that has historically proven true over time and has been widely taught in most business education. That is, after all, why companies attempt to “manage” their earnings. Volatility is simply not typically associated with higher valuations.
And yet here we are, the greatest economic downturn in generations created by a pandemic the likes of which hasn’t been experienced in a century. Companies around the world have removed earnings guidance, many industries would have succumbed to bankruptcy were it not for government largesse, and most countries are not likely to return to prior economic peaks for years to come.
How is it then, given the general disdain for volatility, that stock markets, the U.S. stock market in particular, are at such elevated levels of valuations. How is it that we find ourselves in another market folly rivaling those of recent and distant past, all of which were followed by major stock downturns? While not all stocks are priced higher today than they were a year ago, those that are driving the
S&P 500 Index, a stock market index that tracks the stocks of 500 large-cap U.S. companies, have significantly increased in value. As a result, the S&P 500, is higher today than it ended calendar 2019. Quite a feat but one we view with suspicion.
The prolific Norwegian explorer Roald Amundsen famously said adventure is just bad planning. To us, bad planning can take many forms but strikingly it means the same thing for explorers and investors. Bad planning is not reading the terrain, it’s ignoring the warning signs that are in front of you, and not learning from past mistakes. Adventure occurs when people fail to take necessary precautions against possible dangers and risks. At SKBA, our goal always has been and still remains to approach investing as a disciplined and professional activity, not an adventurous one. We believe it is our job to avoid the thrill of adventure investing and to take warnings and risks seriously.
The market is offering an abundance of warning signs, signs that in our many decades of experience are quite familiar. Comparable to past occurrences of market folly is today’s widespread acceptance that market leadership will not change. We are now precisely at such a point wherein the prevailing investor consensus assumes that market leadership will remain so into perpetuity. We are at a time during which even self-proclaimed value investors are extolling the virtues of those few leading securities. This behavior exactly mirrors that towards the large financials in 2006, Citigroup, AIG, Bank of America, which were poised to continue to dominate the market. It also perfectly mirrors behavior and statements made in the late 90s, and not simply with dot-coms. WorldCom within communications,
Enron within energy, AOL-Time Warner within consumer discretionary and GE within industrials were among the largest market capitalizations. The majority of the broad market’s advance was led by one sector with select representation from a few other companies.
This perfectly describes the investing environment we find ourselves in today. At the time of this writing, technology’s weight in the S&P 500 is slightly above 28%. Until recently, however, Alphabet, Facebook, and Amazon were classified within technology.
They have since been reclassified into communications and consumer discretionary. As the largest market capitalization stocks, they benefit from a preponderance of flows in the largest market-cap weighted index. As such, they need to be included within technology to appreciate the influence they hold. They are, after all, among the top five holdings in the S&P 500 index. Amazon, Alphabet, and
Facebook add another 10% to the overall concentration of the index to total nearly 40%! That concentration rivals if not exceeds levels of concentration experienced in prior market follies.
The rationale for this concentration of dominance is also eerily similar to prior episodes of excess: “This time is different because these are good companies that have significant and lasting advantages that accrue to their bottom lines”. This rationale was applied equally, though few would now accept or admit it, to WorldCom and Enron; even GE. Unless an investment manager had even greater exposure to those mentioned securities, he or she would’ve been hard-pressed to outperform the S&P 500.
Lasting competitive advantages that accrue to companies’ future earnings stream were also touted as the primary rationale for excessive concentration in the largest financials a decade ago. At the peak of the credit bubble, financials totaled approximately 37% of the

BAYWOOD VALUE PLUS FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
September 30, 2020

Russell 1000 Value index, an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics. It became impossible to beat that index unless, once again, a manager had even greater concentration in those few stocks. We struggle to defend today’s behavior as being any different from those prior instances.
Value Plus chose not to participate in either of the two prior frenzies and underperformed in the short-term as a result. Maintaining a strict investment discipline nevertheless showed itself soon thereafter as market excesses were laid bare and many of those formerly leading securities declined significantly, more often than not never to recover.
A few statistics, which we cite courtesy of Jeffries, may resonate with a shrinking cohort of actively minded investors. At the end of
August, Apple’s market cap was larger than the entire Russell 2000 index, an index measuring the performance of approximately 2,000 smallest-cap American companies in the Russell 3000 Index, which is made up of 3,000 of the largest U.S. stocks.. One company larger than an entire index! Another data point: through August of this year, Russell growth had outperformed Russell value each and every month over the last year. Yet another: for those few that might be interested in valuation, the top five positions in the S&P, all of which we’ve mentioned with the addition of Microsoft, recently traded at 8.6 times revenues as compared with 1.7 times revenues for the
Russell 2000. That’s an over 5 times greater valuation than the remaining benchmark. Are these five companies truly five times greater than a truly broad representation of the market? The parallels to prior bubbles which we were until recently cautious to reference, are becoming too strong to ignore.
Once again, we find ourselves in an eerily similar place as we have in each of the last two decades. We continue to purchase securities that are ignored by what is now best described as bots. Because it is not simply index investing that has garnered a great majority of assets. It is that all of those assets, by their implementation, do not need to be managed by humans. The only aspect tied to human investing is in attempting to keep up with the largest market cap weighted index in the world at a time when caution should be heeded.
Instead, caution is being thrown to the wind on a massive scale and there is no longer any distinction in the majority of widely available investing options.
We must also ask ourselves whether the companies at the top of the market capitalization derby will remain there for another five years, let alone ten. Starting with the obvious ones from the dustbin of stock market history. Where are AOL-TimeWarner, WorldCom and Enron? The first was a failed merger based on a house of cards business model while the others were accused of fraud and other accounting misdeeds. But how about GE? In 2000 and again in 2004, GE was the largest market capitalization in the S&P 500, not
Microsoft, not Amazon, not Apple, not Google. In fact, Apple had just recently flirted with bankruptcy, only to accept a financial lifeline from its longtime nemesis, Microsoft. What we can declare with high conviction is that GE is incredibly unlikely to find itself at the top of the derby anytime soon.
And lastly, what bots (automated algorithmic traders) fail to recognize and can’t be programmed for is that even great companies can decline meaningfully. They always have in the past and as with all immutable laws, they will again in the future. The nifty-fifty environment provides yet another vivid example of strong companies losing most of their market values over a few years. Xerox,
Polaroid, IBM, but also companies like Proctor & Gamble declined to levels prior to believed unimaginable. So we are reminded of
Santayana who wisely stated that “those who cannot remember the past are condemned to repeat it.”
In the recently ended fiscal year, a year that included a historically swift decline followed by just as swift of a rally, Value Plus modestly underperformed its large cap value benchmark primarily due to its exposure to consumer staples and healthcare. Within consumer staples, being underweight the sector during a period of heightened hoarding of everything from canned soup to paper towels is explainable.
This was the largest source of relative underperformance. Within consumer staples, we can point directly to our holding in Molson
Coors, a company whose business has fundamentally changed for the time being. Imagine most restaurants and bars in the world as well as social events—concerts, sports arenas and holiday gatherings—being closed or prohibited for extended periods of time. That is what Molson Coors has had to contend with. Not surprisingly, its shares have suffered along with its fundamentals. Within healthcare, companies not directly tied to Covid-19, those providing services and equipment to elective surgery and procedure markets simply performed less well. None are at risk; in fact, the delay in procedures will soon result in pent-up demand. In the short term, however, little importance has been paid to their intact fundamentals.
The fund’s exposure to communications, consumer discretionary and industrial sectors contributed meaningfully and mostly offset areas of underperformance. Within communications, it is clear that shelter-in-place policies benefit companies like Comcast and Verizon.
These two companies were top positions in the fund prior to the pandemic and remain so due to their strong fundamentals and reasonable valuations. Within consumer discretionary, our overweight played a significant part in outperforming our benchmark’s sector exposure.
Kontoor Brands and Lear declined while Genuine Parts and Target increased smartly. Our industrial exposure meaningfully contributed

BAYWOOD VALUE PLUS FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
September 30, 2020

to relative returns, driven by Cummins, Eaton, Parker Hannifin and Union Pacific. We purchased UPS earlier this year and those shares have since contributed as well.
Following a significant rebound in energy in Summer, we reduced our sector allocation by modestly trimming our positions, eliminating
Valero and letting the sector drift lower. We wrote at length about the absurdities surrounding energy markets in our semi-annual letter six months ago. Many of those have since reversed themselves. As a result, our overweight in energy contributed marginally during the year as did IT. Cisco and NetApp detracted from relative returns while TE Connectivity and Texas Instruments contributed. None of the lagging aforementioned companies give us pause as their valuations are all the more attractive today than they were a few months ago. In addition, many were among the largest contributors in prior periods and stock prices rarely move unidirectionally. Within financials, a modest detractor for the year, we continued to lower our overall bank exposure as a result of the flattening and declining yield curve. Unless monetary policy were to change meaningfully, an event we see as unlikely, we will maintain this posture. We eliminated BOK Financial and initiated positions in Chubb, a premium insurance underwriter at a time when pricing is as strong as it has been in years. We also purchased shares in First American Financial, a leading real estate title insurance company. Consistent with our strategy, both Chubb and First American dominate their industries, both are priced at attractive if not cycle low valuations and both are generally ignored due to the previously discussed reasons. Even though we worry about the state of overall markets, in contrast, we are not worried about either Chubb or First American. Some of the additional recent purchases include Ingredion, a leader in nutrition ingredients and UPS, a global leader in transportation, commerce and package delivery.
Value Plus being a value focused strategy supports the primary justification for recent underperformance compared with the broad market. Value Plus being an actively-managed strategy supports the primary justification towards headwinds relative to value indexes.
But as with our long-term track record of outperforming in declining markets, in both recent downdrafts of June and September, the strategy held up well compared to our value benchmarks as well as the broad market.
We will continue to avoid adventures in investing and instead opt for prudent thru-cycle planning.
Current and future portfolio holdings are subject to change and risk. Please see the schedule of investments section in this report for a full listing of the Fund’s holdings
The Morningstar category is used to compare fund performance to its peers. It is not possible to invest directly into an index or category.
Past performance is no guarantee of future results.
Diversification does not assure a profit, nor does it protect against a loss in a declining market
Risk Considerations: Mutual fund investing involves risk, including the possible loss of principal. The Fund primarily invests in undervalued securities, which may not appreciate in value as anticipated by the Advisor or remain undervalued for longer than anticipated. The Fund may invest in American Depositary Receipts (ADRs), which involves risks relating to political, economic or regulatory conditions in foreign countries and may cause greater volatility and less liquidity. The Fund may also invest in convertible securities and preferred stock, which may be adversely affected as interest rates rise.

BAYWOOD VALUE PLUS FUND
PERFORMANCE CHART AND ANALYSIS (Unuadited)
September 30, 2020

The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Baywood Value Plus Fund (the “Fund”) compared with the performance of the benchmark, Morningstar US Large Value TR Index, since inception. The Morningstar US Large Value TR Index measures the performance of large-cap stocks with relatively low prices given anticipated per share earnings, book value, cash flow, sales and dividends. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Baywood Value Plus Fund vs. Morningstar US Large Value TR Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 8.13%. However, the Fund’s advisor has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.70%, through January 31, 2021 (the “Expense Cap”). The Expense
Cap may be raised or eliminated only with the consent of the Board of Trustees. The advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the advisor pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver
and/or Expense Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (855) 409-2297. The Fund recently experienced significant negative short-term performance due to market volatility associated with the COVID-19 pandemic.
Average Annual Total Returns
Periods Ended September 30, 2020 One Year Five Year Ten Year
Since Inception
06/27/08
Baywood Value Plus Fund -8.77% 6.38% 8.42% 7.34%
Morningstar US Large Value TR Index -7.14% 8.44% 9.43% 6.68%
* The Fund’s Institutional Shares performance for periods prior to the commencement of operations (12/2/13) is that of a collective investment trust managed by the
Fund’s Advisor and portfolio management team. The Institutional Shares of the collective investment trust commenced operations on June 27, 2008.

BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS
September 30, 2020

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's instruments as of September 30, 2020.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 96.8%
Basic Materials - 7.4%
1,766 Corteva, Inc. $ 50,878
1,460 Nutrien, Ltd. 57,276
800 Rio Tinto PLC, ADR 48,312
1,000 Westrock Co. 34,740
191,206
Capital Goods / Industrials - 8.6%
200 3M Co. 32,036
400 Cummins, Inc. 84,464
300 Eaton Corp. PLC 30,609
200 Parker-Hannifin Corp. 40,468
600 Raytheon Technologies Corp. 34,524
222,101
Communication Services - 6.7%
1,800 Comcast Corp., Class A 83,268
1,500 Verizon Communications, Inc. 89,235
172,503
Consumer Discretionary - 7.0%
500 Genuine Parts Co. 47,585
1,600 Kontoor Brands, Inc. 38,720
300 Lear Corp. 32,715
400 Target Corp. 62,968
181,988
Consumer Staples - 9.4%
300 Ingredion, Inc. 22,704
200 Kimberly-Clark Corp. 29,532
1,100 Molson Coors Beverage Co., Class B 36,916
500 Mondelez International, Inc., Class A 28,725
300 PepsiCo., Inc. 41,580
600 Walmart, Inc. 83,946
243,403
Energy - 7.3%
400 Chevron Corp. 28,800
1,500 ConocoPhillips 49,260
3,200 Equinor ASA, ADR 44,992
2,000 Kinder Morgan, Inc. 24,660
800 Phillips 66 41,472
189,184
Financials - 16.0%
2,200 American International Group, Inc. 60,566
400 Ameriprise Financial, Inc. 61,644
200 Chubb, Ltd. 23,224
1,000 Citigroup, Inc. 43,110
700 First American Financial Corp. 35,637
1,500 MetLife, Inc. 55,755
400 Morgan Stanley 19,340
300 Northern Trust Corp. 23,391
1,000 Prosperity Bancshares, Inc. 51,830
2,600 Radian Group, Inc. 37,986
412,483
Health Care - 14.6%
800 AbbVie, Inc. 70,072
300 Amgen, Inc. 76,248
700 AstraZeneca PLC, ADR 38,360
500 Cardinal Health, Inc. 23,475
400 CVS Health Corp. 23,360
500 Gilead Sciences, Inc. 31,595
816 Koninklijke Philips NV, ADR  38,475
500 Medtronic PLC 51,960
300 Merck & Co., Inc. 24,885
378,430
Shares Security Description Value
Real Estate - 4.6%
6,830 VEREIT, Inc. REIT $ 44,395
1,600 VICI Properties, Inc. REIT 37,392
1,300 Weyerhaeuser Co. REIT 37,076
118,863
Technology - 9.2%
1,600 Cisco Systems, Inc. 63,024
500 Intel Corp. 25,890
1,400 NetApp, Inc. 61,376
600 TE Connectivity, Ltd. 58,644
200 Texas Instruments, Inc. 28,558
237,492
Transportation - 5.1%
4,800 Atlas Corp. 42,912
200 Union Pacific Corp. 39,374
300 United Parcel Service, Inc., Class B 49,989
132,275
Utilities - 0.9%
800 OGE Energy Corp. 23,992
Total Common Stock (Cost $2,426,348) 2,503,920
Shares Security Description Value
Money Market Fund - 3.4%
89,038 Federated Government Obligations Fund,
Institutional Class, 0.01%
(b)
(Cost $89,038) 89,038
Investments, at value - 100.2% (Cost $2,515,386) $ 2,592,958
Other Assets & Liabilities, Net - (0.2)% (4,711)
Net Assets - 100.0% $ 2,588,247
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 2,503,920
Level 2 - Other Significant Observable Inputs 89,038
Level 3 - Significant Unobservable Inputs –
Total $ 2,592,958

BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS
September 30, 2020

See Notes to Financial Statements.
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Basic Materials 7.4%
Capital Goods / Industrials 8.6%
Communication Services 6.6%
Consumer Discretionary 7.0%
Consumer Staples 9.4%
Energy 7.3%
Financials 15.9%
Health Care 14.6%
Real Estate 4.6%
Technology 9.2%
Transportation 5.1%
Utilities 0.9%
Money Market Fund 3.4%
100.0%

BAYWOOD VALUE PLUS FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2020

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $2,515,386) $ 2,592,958
Receivables:
Fund shares sold 1,885
Investment securities sold 51,174
Dividends 4,068
From investment advisor 8,071
Prepaid expenses 7,339
Total Assets
2,665,495
LIABILITIES
Payables:
Investment securities purchased 49,451
Accrued Liabilities:
Fund services fees 4,753
Other expenses 23,044
Total Liabilities
77,248
NET ASSETS
$ 2,588,247
COMPONENTS OF NET ASSETS
Paid-in capital $ 2,536,017
Distributable earnings 52,230
NET ASSETS
$ 2,588,247
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 173,014
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 14.96

BAYWOOD VALUE PLUS FUND
STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 2020

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $1,350) $ 84,913
Total Investment Income
84,913
EXPENSES
Investment advisor fees 13,210
Fund services fees 59,661
Transfer agent fees 18,165
Custodian fees 5,000
Registration fees 19,368
Professional fees 30,600
Trustees' fees and expenses 3,832
Other expenses 26,935
Total Expenses 176,771
Fees waived and expenses reimbursed
(158,277)
Net Expenses
18,494
NET INVESTMENT INCOME
66,419
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments (19,145)
Net change in unrealized appreciation (depreciation) on investments
(289,212)
NET REALIZED AND UNREALIZED LOSS
(308,357)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (241,938)

BAYWOOD VALUE PLUS FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Year
Ended
September 30,
2020
For the Year
Ended
September 30,
2019
OPERATIONS
Net investment income $ 66,419 $ 64,034
Net realized gain (loss) (19,145) 30,295
Net change in unrealized appreciation (depreciation) (289,212) (139,596)
Decrease in Net Assets Resulting from Operations
(241,938) (45,267)
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares - (113,003)
Institutional Shares
(100,190) (72,133)
Total Distributions Paid
(100,190) (185,136)
CAPITAL SHARE TRANSACTIONS
Sale of shares
Investor Shares - 7,750
Institutional Shares
63,897 2,204,983
Reinvestment of distributions
Investor Shares - 112,658
Institutional Shares
99,997 72,102
Redemption of shares
Investor Shares - (1,805,831)
Institutional Shares
(35,799) (435,150)
Increase in Net Assets from Capital Share Transactions
128,095 156,512
Decrease in Net Assets
(214,033) (73,891)
NET ASSETS
Beginning of Year
2,802,280 2,876,171
End of Year
$ 2,588,247 $ 2,802,280
SHARE TRANSACTIONS
Sale of shares
Investor Shares - 477
Institutional Shares
4,328 137,725
Reinvestment of distributions
Investor Shares - 7,217
Institutional Shares
6,354 4,519
Redemption of shares
Investor Shares - (112,284)
Institutional Shares
(2,174) (27,993)
Increase in Shares
8,508 9,661

BAYWOOD VALUE PLUS FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year or period presented.
For the
Year Ended
September 30,
2020
For the
Year Ended
September 30,
2019
For the
Year Ended
September 30,
2018
For the
Year Ended
September 30,
2017
For the
Period Ended
September 30,
2016 (a)
For the
Year Ended
November 30,
2015
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period
$ 17.03 $ 18.63 $ 17.36 $ 15.59 $ 17.00 $ 19.42
INVESTMENT OPERATIONS
Net investment income (b) 0.39 0.44 0.38 0.38 0.29 0.39
Net realized and unrealized gain (loss)
(1.86) (0.84) 1.76 2.02 0.94 (1.06)
Total from Investment Operations
(1.47) (0.40) 2.14 2.40 1.23 (0.67)
DISTRIBUTIONS TO SHAREHOLDERS
FROM
Net investment income (0.38) (0.39) (0.35) (0.36) (2.27) (0.35)
Net realized gain
(0.22) (0.81) (0.52) (0.27) (0.37) (1.40)
Total Distributions to Shareholders
(0.60) (1.20) (0.87) (0.63) (2.64) (1.75)
NET ASSET VALUE, End of Period
$ 14.96 $ 17.03 $ 18.63 $ 17.36 $ 15.59 $ 17.00
TOTAL RETURN
(8.77)% (1.55)% 12.57% 15.60% 8.65%(c) (3.58)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 2,588 $ 2,802 $ 936 $ 711 $ 536 $ 426
Ratios to Average Net Assets:
Net investment income 2.51% 2.66% 2.10% 2.28% 2.30%(d) 2.23%
Net expenses 0.70% 0.70% 0.70% 0.70% 0.70%(d) 0.70%
Gross expenses (e) 6.68% 8.13% 8.83% 11.16% 14.43%(d) 2.09%
PORTFOLIO TURNOVER RATE 40% 49% 34% 48% 22%(c) 32%
(a) Effective March 24, 2016, the Fund changed its fiscal year end from November 30 to September 30. The information presented is for the period
December 1, 2015 to September 30, 2016.
(b) Calculated based on average shares outstanding during each period.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

BAYWOOD SOCIALLY RESPONSIBLE FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
September 30, 2020

Dear Shareholder,
We are pleased to report our economic and financial market perspectives and the investment activities for the Baywood Socially Responsible
Fund (the “Fund”) for the twelve months ended September 30, 2020. The Fund is a mid-to-large capitalization value-oriented portfolio of stock holdings selected from a universe of stocks created through the application of inclusionary and exclusionary social screens and assessments of the ESG profile of each company. Among these stocks, we further evaluate and assess each prospective holding’s valuation and fundamental business attraction to determine the current portfolio holdings. In selecting investments, we consider social criteria such as an issuer’s community relations, corporate governance, employee diversity, employee relations, environmental impact and sustainability, human rights record and product safety.
Of all the thoughts, phrases and adjectives we have seen ascribed to the changes taking place in 2020, very few point out that we are the true agents of change; the world does not simply change around us. The term “new normal” implies as much. And this is exactly what is taking place in the world we live in. We have all had to adapt the way we think about shopping, traveling, social interacting, to name a few. Government officials have altered the way they think about governing. The Federal Reserve has changed the way it thinks about monetary policy, dangerously so. Investors have also had to consider what’s permanent which may change the way they think about investing. Both good and bad changes are all around us, and it has rarely felt so overwhelming and rapid at the same time.
Yet lasting change, the type that holds for long periods of time, doesn’t occur overnight. The world is still changing as we are all constantly changing the way we think about it, and this will very likely define a new era for humanity in the years to come.
In terms of investing, we have to distinguish between what is temporary and what is lasting. As value investors we deal with changes and perceptions of change on a daily basis. The concept of mean reversion is timeless, whereas one might argue that momentum investing relies on the absence of change, the continuation of today’s trend. As we wrote earlier this year, the dislocations in the market have created one of the widest opportunity sets of investing in over a decade. This opportunity to affect changes in the portfolio has resulted in another quarter of better than benchmark returns, yet, the type of changes we made are likely to affect more than just one or two quarters of returns. Another change—a much larger change in terms of its effects on not just relative but also absolute returns that we believe is on the way—is the one in which the laws of mean reversion return to the market and value outperforms growth once again. It has been years since a sustained outperformance has taken place, yet what we have seen recently is not only encouraging, but the driving forces behind it are much more concrete than they have been in a long time.
One driving force is inflation. With reported inflation near record lows for more than ten years now investors have had a preference for longer-dated returns. They could essentially afford to wait for growth stocks’ returns as opposed to demanding more upfront payments like dividends or from cyclical stocks as inflation did not eat much into returns. With the massive declines in inventory across the supply chain including oil, food, household products, semiconductors, etc., any sustained pick-up in demand is likely to cause upside pressure to prices. Furthermore, as the Fed has changed its policy, essentially ignoring short-term inflationary pressure, there is room for increases without the fear of higher rates to suppress it. In August there were a few main categories of deflationary pressure that one might have expected given the environment: oil, airline fares, apparel, and auto insurance all declined. These will be some of the first to increase with renewed demand. The rate of inflation in nearly every other category increased, the most notable being food, medical care, and autos at 4.1%, 5.3%, and 4.0%.
Another is interest rates. With the Fed being fully committed to keeping interest rates low in the long-term, it is highly likely that the short-end of the yield curve, a line that plots yields of bonds having equal credit quality but differing maturity dates, will remain near zero in the medium-term. The Fed has also committed to suppressing the long-end, in which it has had limited success in controlling due to the large number of issues and global base of market participants. Should inflation begin to eat away at the value of longer-dated bonds and a cyclical rebound takes place, we would imagine investors might shorten up their time horizons and prefer cyclical stocks to longer-dated bonds.
The third catalyst could very well be a return to a more normal work environment (more being the key word here). As the economy opens up demand for work-at-home products and services will likely begin to fade and those work at home stocks which dominate the indices and are responsible for over a fourth of the S&P 500 Index, a stock market index that tracks the stocks of 500 large-cap U.S.
companies, could very well go out-of-favor. Since those stocks represent an ever-increasing proportion of growth indices, the rotation from growth to value could come very swift.
Since we cannot begin our discussion of the portfolio actions without first acknowledging that there are two distinct environments in the last year: pre-pandemic and pandemic, we will start from the fourth quarter of calendar 2019 the only pre-pandemic quarter in the year.

BAYWOOD SOCIALLY RESPONSIBLE FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
September 30, 2020

The fourth quarter of 2019 was in many ways a mirror image of the period a year ago, not just in the level of stock returns, but also in some of the contributors. Utilities, consumer staples, communication services and real estate, all top performing sectors in the fourth quarter of 2018, were the worst performing sectors in the Russell 1000 Value Index, an index composed of large- and mid-capitalization
U.S. equities that exhibit value characteristics, respectively in last quarter of 2019. The reasons for this see-saw have little to do with actual fundamentals and more about how certain sectors or stocks have behaved in the past under similar circumstances; however, fundamentals matter more in the long-run. When markets crashed in the fourth quarter of 2018, trade tensions were at their most extreme and the Federal Reserve was in a balance sheet reduction and credit tightening mode; investors feared the worst with a global recession brought on by an imminent trade war. Sectors considered safe had been highly preferred as bond substitutes over the last ten years and so when the markets grew fearful and interest rates declined, these “safe sectors” benefitted. A year later, however, following the announcement of a trade deal, amidst signs that the global economic growth was accelerating, the market showed its preference for more cyclical stocks and, as a result, last year’s “safe sectors” held the index back. This back and forth preference between safe and cyclical stocks while ignoring fundamentals all in a year’s time just goes to show how irrationally the market can behave and also provided a little insight into what would happen in the first quarter of 2020. It is times like these, where short-term noise overshadows long-term fundamentals, where we get great opportunities to buy.
In the fourth quarter of 2019, we initiated positions in Amgen and NetApp. Amgen added to what we view as an incredibly undervalued healthcare sector and NetApp’s recent stock decline resulted in us eliminating our long held position in Hewlett Packard on relative strength into what we feel is a better run company with less uncertainty. Oaktree was finally acquired by Brookfield Asset Management
(BAM), itself already a top position in the strategy. We feel that the acquisition further strengthens BAM’s business model and adds desirable counter-cyclical revenues. We also eliminated M&T Bank. We admire M&T as an operator; nevertheless, at this point in the economic cycle, we have discovered companies even more depressed in price with better full-cycle return opportunities.
Few of these changes had any immediate effects as the world would quickly change in the first quarter of 2020. The global pandemic and ensuing shutdown of economic activity caused markets around the world to panic and return to the knee-jerk, technical reactions favoring staples, utilities, and mega capitalization stocks while eschewing nearly everything else. We used the market volatility to add high quality companies selling at valuations not witnessed in years, if not decades, while also selling companies that we believed would be impaired over our investment horizon due to changes in the economy from the pandemic.
During the first quarter of 2020 we initiated positions in Genuine Parts, Berkshire Hathaway and TE Connectivity. These are companies we classify as “quality upgrades” to the portfolio. These stocks rarely trade at low earnings multiples and opportunities for us to own them in the portfolio are rare. Given the declines in the overall market in the first quarter, we were active in our effort to “high-grade”
the holdings in the portfolio, positioning us for long-term success.
We added to our position in Aptiv, Nutrien, Comcast and Royal Philips. Aptiv is the only technology focused auto supplier in our investable universe with the ability to grow well above market rates. This growth is driven by the increase in content per vehicle as the desire for safety, autonomous and entertainment features rise. Similar to TE Connectivity, while its end-markets will be affected by the diminution in economic activity, the effect should prove to be temporary and this company has the financial capacity to withstand a reduction in demand for its products. Nutrien supplies the world with fertilizers. Last year’s crop in the U.S. was devastated by floods and the need for fertilizers going forward is even greater as climate change will negatively affect the volume of arable land. Regardless of how much economic impact social distancing may cause, farmers will attempt to recover some of last year’s losses with more plantings.
In favor of the companies we added to the portfolio, we eliminated CenturyLink and Sensata. Although it owns unique assets,
CenturyLink’s financial leverage means that its priorities are limited and it may not be able to grow amidst the economic decline. Given the pause in economic activity, financially levered companies end up with less flexibility, and we decided to exit in favor of other, less leveraged companies. We decided to swap our holdings in Sensata with TE Connectivity. TE Connectivity is a leader in connectors and sensors in every market it competes in. Its products are increasingly being utilized as more applications require harsh environment connectors and sensors. While its end-markets will be affected by the halt in economic activity, the effect should prove to be temporary and this company has the financial capacity to withstand a slowdown. Both had declined meaningfully.
While the Socially Responsible fund underperformed its benchmark in the first calendar quarter of 2020 (-30.4% vs -25.1% respectively), it would more than make up the difference in the following two quarters (24.5% vs 15.8% respectively), a major source of which is due to companies added during the major dislocation early in the year. Stocks in the information technology sector contributed the most in the rebound quarters (second and third quarter of 2020). NXP Semiconductors, Corning and TE Connectivity were the standouts in the sector returning 52%, 60%, and 57% respectively. Holdings in the consumer discretionary sector were the second largest contributors to returns, led by Aptiv and Genuine Parts; both returned 86% and 44% respectively. In the Industrial sector Cummins, United Parcel

BAYWOOD SOCIALLY RESPONSIBLE FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
September 30, 2020

Service, Union Pacific and Maersk all returned 58%, 47%, 41%, and 77% respectively, contributing more to the outperformance in the rebound quarters. These are all cyclical value stocks whose attributes are slowly starting to be recognized after being left for dead earlier in the year. Should investors continue to change their preference for which stocks they prefer, we would expect even more stocks and sectors to participate.
There was only one minor source of negative relative return in the rebound quarters outside of the fund’s cash holdings and that was the relative underweight in staples. Given staples benefitted greatly from stay-at-home orders, it was one of the better sectors to have had exposure so far in 2020; however, the majority of these benefits are a pull forward in demand and we would not expect the effects to be permanent.
Our thoughts around how the pandemic is changing society is evident in the changes we have made in our investment portfolio. During the rebound quarters we added six new companies: First American Financial, United Postal Service, Arista Networks, Texas Pacific
Land Trust, Kinder Morgan, and Albemarle. First American Financial is a company that sells title insurance, a requirement for a 30-
year mortgage. The industry is consolidated and due-diligence is done in advance of insurance being sold, so losses tend to be very low and operating margins are respectable. We believe that housing and autos are going to be among the few sectors in the economy that can perform well due to the promise of low interest rates for longer. Furthermore, with housing, there is still a shortage of housing and starts are likely to pick up where they left off to address the situation. As purchase activity picks up, so will title insurance. UPS is ubiquitous in most neighborhoods due to its longevity and that most recognize that brown truck as it offloads their Amazon products.
However, it has not, since e-commerce began taking share from brick and mortar retail, been able to profit from the boom due to the surge in capacity required during the holidays and the associated costs. Each year however, it has made progress in reducing fourth quarter losses, finally breaking even last year. We added it to the portfolio in a recognition that UPS has finally turned a corner on its costs. We were rewarded when both UPS and FedEx announced price increases, which go a long way in helping keep up with the costs associated with the extraordinary amount of e-commerce being done in the pandemic.
Arista Networks, a recent addition within technology, sells networking gear; mainly high-speed switching and routing that competes directly with Cisco. Its CEO, Jayshree Ullal, was in fact a former business leader at Cisco that believed the company was leaving money on the table due to its size and bureaucratic nature and not attacking markets she believed they needed to. She left the company in 2009 and joined Arista where they have taken significant share in high speed routers. Due to its high growth it had always been out-
of-reach for value investors like us, however, several years of “growing into its earnings” and a pandemic-related sell-off we were able to purchase this high-growth company for a song. We reduced our weight in Cisco to make room for Arista, and while we acknowledge that Cisco has been losing share to Arista, it still competes in many more end-markets and geographies and is therefore more diversified.
Both companies can do well at the same time and are poised to benefit from a roll-out of 5G networks.
In an acknowledgement that there will likely be a higher level of defaults on debt across the economy due to the lower level of economic activity, we have been reducing our exposure to banks. Both Bank of America and Bank of Oklahoma were reduced in favor of First
American Financial. Furthermore, lower interest rates are likely to continue to pressure banks’ investment spreads which is a significant driver of overall profitability. We exited Brookfield Property and Mosaic in favor of the companies we added. Brookfield Property, while run by an astute management team and backed by the savvy investors at Brookfield Asset Management, is one of the companies that will have a more permanent impairment due to the accelerated shift to e-commerce. It owns malls and other retail centers and is burdened with a high level of debt, which will likely cause it to struggle in the medium-term as occupancy and rates decline. Mosaic we simply swapped out of for Albemarle as the relative valuation became more attractive.
We continued to modestly add to our basic materials exposure. Should inflation creep above the 2% mark, as we think it is likely to do, basic materials would likely benefit greatly. In sort of an acknowledgement of this, it was one of the best performing sectors in the benchmark in the rebound quarters. Unlike many basic materials companies represented by indices, these companies have attributes very different from an ESG perspective.  Albemarle is a producer of bromine and lithium, the latter of which will help the world eventually meet renewable energy storage needs and reduce the level of carbon emissions by creating batteries for the transportation sector and eventually utilities.  Nutrien produces potash and phosphate, nutrients that help improve agricultural yields and especially important in a world of shrinking arable farm land.  Packing Corporation produces the basic materials required to pack and ship goods.
Extremely important during the pandemic, but also in a world where e-commerce becomes the dominant marketplace for shopping.
E-commerce is also a more centralized form of shopping, reducing the overall number of cars on the road required to sustain household needs. Given the extreme pessimism that has existed in the basic materials sector for years, we believe it can sustain this performance, albeit not linearly, for years to come and will continue to look for more companies to add given the opportunity.

BAYWOOD SOCIALLY RESPONSIBLE FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
September 30, 2020

As we approach the end of this tumultuous year, the beginnings of a changing tide may be taking hold. The last time value began to outperform growth in the early 2000s, value investing produced superior returns for nearly a decade. We cannot make the call on when this is likely to happen. Until then we will continue to monitor the investing landscape, taking advantage of opportunities while also being mindful of additional risks in these unprecedented times.
____________________________________________________________________________
Current and future portfolio holdings are subject to change and risk. Please see the schedule of investments section in this report for a full listing of the Fund’s holdings
The Morningstar Category is used to compare fund performance to its peers. It is not possible to invest directly into an index or category. Past performance is no guarantee of future results.
Risk Considerations: Mutual fund investing involves risk, including the possible loss of principal. Socially responsible investment criteria may limit the number of investment opportunities available to the Fund or it may invest a larger portion of its assets in certain sectors which could be more sensitive to market conditions, economic, regulatory and environmental developments. These factors could negatively impact the Fund’s returns. The Fund primarily invests in undervalued securities, which may not appreciate in value as anticipated by the Advisor or remain undervalued for longer than anticipated. The Fund may invest in American Depositary Receipts
(ADRs), which involves risks relating to political, economic or regulatory conditions in foreign countries and may cause greater volatility and less liquidity. The Fund may also invest in convertible securities and preferred stock, which may be adversely affected as interest rates rise.

BAYWOOD SOCIALLY RESPONSIBLE FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
September 30, 2020

The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Baywood Socially Responsible Fund (the “Fund”) compared with the performance of the benchmark, Morningstar
U.S. Large Value TR Index, since inception. The Morningstar US Large Value TR Index measures the performance of large-cap stocks with relatively low prices given anticipated per share earnings, book value, cash flow, sales and dividends. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Baywood Socially Responsible Fund vs. Morningstar US Large Value TR Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 5.78%. However, the Fund’s advisor has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.89%, through January 31, 2021 (the “Expense Cap”). The Expense
Cap may be raised or eliminated only with the consent of the Board of Trustees. The advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the advisor pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver
and/or Expense Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (855) 409-2297. The Fund recently experienced significant negative short-term performance due to market volatility associated with the COVID-19 pandemic.
Average Annual Total Returns
Periods Ended September 30, 2020 One Year Five Year Ten Year
Since Inception
01/03/05
Baywood Socially Responsible Fund -6.67% 5.03% 6.73% 4.31%
Morningstar US Large Value TR Index -7.14% 8.44% 9.43% 5.95%
*
Performance for Institutional Shares for periods prior to January 8, 2016, reflects the performance and expenses of City National Rochdale Socially Responsible
Equity Fund, a series of City National Rochdale Funds (the “Predecessor Fund”).

BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS
September 30, 2020

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's instruments as of September 30, 2020.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 98.1%
Basic Materials - 6.6%
700 Albemarle Corp. $ 62,496
3,100 Nutrien, Ltd. 121,613
500 Packaging Corp. of America 54,525
238,634
Capital Goods / Industrials - 2.3%
400 Cummins, Inc. 84,464
Communication Services - 11.5%
2,400 Comcast Corp., Class A 111,024
2,600 Discovery, Inc., Class C
(a)
50,960
900 The Walt Disney Co. 111,672
2,400 Verizon Communications, Inc. 142,776
416,432
Consumer Discretionary - 7.8%
1,200 Aptiv PLC 110,016
800 Genuine Parts Co. 76,136
4,000 Kontoor Brands, Inc. 96,800
282,952
Consumer Staples - 4.8%
1,800 Mondelez International, Inc., Class A 103,410
500 PepsiCo., Inc. 69,300
172,710
Energy - 3.9%
4,000 Devon Energy Corp. 37,840
4,100 Kinder Morgan, Inc. 50,553
2,100 Schlumberger NV 32,676
50 Texas Pacific Land Trust 22,578
143,647
Financials - 20.0%
3,100 Air Lease Corp. 91,202
1,300 American Express Co. 130,325
3,500 American International Group, Inc. 96,355
2,200 Bank of America Corp. 52,998
400 Berkshire Hathaway, Inc., Class B
(a)
85,176
1,100 BOK Financial Corp. 56,661
3,883 Brookfield Asset Management, Inc.,
Class A 128,372
1,000 First American Financial Corp. 50,910
2,200 Radian Group, Inc. 32,142
724,141
Health Care - 17.2%
300 Amgen, Inc. 76,248
900 AstraZeneca PLC, ADR 49,320
600 Becton Dickinson and Co. 139,608
700 Gilead Sciences, Inc. 44,233
1,428 Koninklijke Philips NV, ADR  67,330
360 Laboratory Corp. of America Holdings
(a)
67,778
700 Medtronic PLC 72,744
190 Regeneron Pharmaceuticals, Inc.
(a)
106,358
623,619
Real Estate - 1.7%
9,300 VEREIT, Inc. REIT 60,450
Technology - 13.2%
300 Arista Networks, Inc.
(a)
62,079
2,300 Cisco Systems, Inc. 90,597
2,900 Corning, Inc. 93,989
700 Intel Corp. 36,246
1,100 NetApp, Inc. 48,224
800 NXP Semiconductors NV 99,848
500 TE Connectivity, Ltd. 48,870
479,853
Shares Security Description Value
Transportation - 9.1%
4,700 AP Moller - Maersk A/S, ADR $ 37,036
14,400 Atlas Corp. 128,736
500 Union Pacific Corp. 98,435
400 United Parcel Service, Inc., Class B 66,652
330,859
Total Common Stock (Cost $3,177,693) 3,557,761
Shares Security Description Value
Money Market Fund - 2.1%
74,333 Morgan Stanley Institutional Liquidity
Funds Government Portfolio, Institutional
Class, 0.02%
(b)
(Cost $74,333) 74,333
Investments, at value - 100.2% (Cost $3,252,026) $ 3,632,094
Other Assets & Liabilities, Net - (0.2)% (5,869)
Net Assets - 100.0% $ 3,626,225
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 3,557,761
Level 2 - Other Significant Observable Inputs 74,333
Level 3 - Significant Unobservable Inputs –
Total $ 3,632,094
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Basic Materials 6.6%
Capital Goods / Industrials 2.3%
Communication Services 11.5%
Consumer Discretionary 7.8%
Consumer Staples 4.8%
Energy 3.9%
Financials 19.9%
Health Care 17.2%
Real Estate 1.7%
Technology 13.2%
Transportation 9.1%
Money Market Fund 2.0%
100.0%

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2020

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $3,252,026) $ 3,632,094
Cash 395
Receivables:
Fund shares sold 1,343
Dividends 7,031
From investment advisor 7,463
Prepaid expenses 7,958
Total Assets
3,656,284
LIABILITIES
Payables:
Fund shares redeemed 963
Accrued Liabilities:
Fund services fees 5,028
Other expenses 24,068
Total Liabilities
30,059
NET ASSETS
$ 3,626,225
COMPONENTS OF NET ASSETS
Paid-in capital $ 3,294,689
Distributable earnings 331,536
NET ASSETS
$ 3,626,225
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 356,157
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 10.18

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 2020

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $2,856) $ 90,207
Total Investment Income
90,207
EXPENSES
Investment advisor fees 26,923
Fund services fees 63,339
Transfer agent fees 18,165
Custodian fees 5,000
Registration fees 19,842
Professional fees 31,324
Trustees' fees and expenses 4,012
Other expenses 27,781
Total Expenses 196,386
Fees waived and expenses reimbursed
(162,155)
Net Expenses
34,231
NET INVESTMENT INCOME
55,976
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 11,456
Net change in unrealized appreciation (depreciation) on investments
(382,593)
NET REALIZED AND UNREALIZED LOSS
(371,137)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (315,161)

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Year
Ended
September 30,
2020
For the Year
Ended
September 30,
2019
OPERATIONS
Net investment income $ 55,976 $ 52,605
Net realized gain 11,456 102,477
Net change in unrealized appreciation (depreciation) (382,593) (260,772)
Decrease in Net Assets Resulting from Operations
(315,161) (105,690)
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares - (204,892)
Institutional Shares (108,179) (149,124)
Total Distributions Paid
(108,179) (354,016)
CAPITAL SHARE TRANSACTIONS
Sale of shares
Investor Shares - 167,328
Institutional Shares 741,913 2,373,806
Reinvestment of distributions
Investor Shares - 193,403
Institutional Shares 105,418 146,187
Redemption of shares
Investor Shares - (2,701,698)
Institutional Shares (622,149) (295,860)
Increase (Decrease) in Net Assets from Capital Share Transactions
225,182 (116,834)
Decrease in Net Assets
(198,158) (576,540)
NET ASSETS
Beginning of Year
3,824,383 4,400,923
End of Year
$ 3,626,225 $ 3,824,383
SHARE TRANSACTIONS
Sale of shares
Investor Shares - 14,949
Institutional Shares 68,512 218,445
Reinvestment of distributions
Investor Shares - 19,029
Institutional Shares 10,013 14,302
Redemption of shares
Investor Shares - (248,092)
Institutional Shares (63,381) (26,646)
Increase (Decrease) in Shares
15,144 (8,013)

BAYWOOD SOCIALLY RESPONSIBLE FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended September 30,
2020 2019 2018 2017 2016
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 11.21 $ 12.60 $ 11.43 $ 10.15 $ 10.18
INVESTMENT OPERATIONS
Net investment income (a) 0.15 0.18 0.12 0.10 0.14
Net realized and unrealized gain (loss)
(0.90) (0.53) 1.31 1.33 0.66
Total from Investment Operations
(0.75) (0.35) 1.43 1.43 0.80
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.15) (0.16) (0.10) (0.15) (0.30)
Net realized gain
(0.13) (0.88) (0.16) – (0.53)
Total Distributions to Shareholders
(0.28) (1.04) (0.26) (0.15) (0.83)
NET ASSET VALUE, End of Year
$ 10.18 $ 11.21 $ 12.60 $ 11.43 $ 10.15
TOTAL RETURN
(6.67)% (1.79)% 12.66% 14.18% 8.40%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 3,626 $ 3,824 $ 1,699 $ 5,404 $ 5,555
Ratios to Average Net Assets:
Net investment income 1.45% 1.60% 1.01% 0.92% 1.35%
Net expenses 0.89% 0.89% 0.89% 0.89% 0.89%
Gross expenses (b) 5.10% 5.78% 3.03% 2.64% 1.00%
PORTFOLIO TURNOVER RATE 30% 33% 31% 42% 57%
(a) Calculated based on average shares outstanding during each year.
(b) Reflects the expense ratio excluding any waivers and/or reimbursements.

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2020

Organization
Baywood Value Plus Fund and Baywood Socially Responsible Fund (individually, a “Fund” and collectively, the “Funds”) are diversified portfolios of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is
authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. The Baywood Value Plus Fund commenced operations on December 2, 2013, through a reorganization of a collective investment trust into the Baywood Value Plus
Fund. The collective investment trust was previously managed by the Baywood Value Plus Fund’s Advisor and portfolio management team. This collective investment trust was organized and commenced operations on June 27, 2008. The Baywood Value Plus Fund currently offers Institutional Shares. The Baywood Value Plus Fund seeks to achieve long-term capital appreciation by investing in undervalued equity securities. The Baywood Socially Responsible Fund commenced operations on January 3, 2005. The Baywood
Socially Responsible Fund currently offers Institutional Shares. The Baywood Socially Responsible Fund seeks to provide long-term capital growth.
On December 7, 2015, at a special meeting of shareholders of Baywood Socially Responsible Fund, formerly City National Rochdale
Socially Responsible Equity Fund, a series of City National Rochdale Funds (the "Predecessor Fund"), the shareholders approved a proposal to reorganize the Predecessor Fund into the Baywood Socially Responsible Fund, a newly created series of the Forum Funds II.
The Predecessor Fund was sub-advised by the Fund's Advisor, SKBA Capital Management, LLC, with the same portfolio managers as the Baywood Socially Responsible Fund. The Baywood Socially Responsible Fund is managed in a manner that is in all material respects equivalent to the management of the Predecessor Fund, including the investment objective, strategies, guidelines and restrictions. The primary purpose of the reorganization was to move the Predecessor Fund to a newly created series of Forum Funds II. As a result of the reorganization, the Baywood Socially Responsible Fund is now operating under the supervision of the Trust’s board of trustees. On
January 8, 2016, the Baywood Socially Responsible Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund. The shares of the Predecessor Fund were, in effect, exchanged on a tax-free basis for Shares of the Baywood Socially Responsible Fund with the same aggregate value. No commission or other transactional fees were imposed on shareholders in connection with the tax-free exchange of their shares.
On June 14, 2019, the Trust’s Board of Trustees approved the conversion of the outstanding shares of the Funds’ Investor Shares, in a tax-free exchange into shares of the Funds’ Institutional Shares and the closure of the Investor Shares to new investments. On August
19, 2019, each shareholder of the Funds’ Investor Shares received Institutional Shares in a dollar amount equal to their investment in the
Investor Shares as of that date.
Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Each Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are not readily available or (2) the Advisor, as defined in Note 3, believes that the values available are unreliable. The Trust’s
Valuation Committee, as defined in each Fund’s registration statement, performs certain functions as they relate to the administration and oversight of each Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2020

The Valuation Committee may work with the Advisor to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Advisor inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as
Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of September 30, 2020, for each Fund’s investments is included at the end of each Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least annually.
Distributions to shareholders of net capital gains, if any, are declared and paid at least at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter
1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund files a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of September 30, 2020, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2020

Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.
Fees and Expenses
Investment Advisor – SKBA Capital Management, LLC (the “Advisor”) is the investment adviser to the Funds. Pursuant to an investment advisory agreement, the Advisor receives an advisory fee, payable monthly, at an annual rate of 0.50% and 0.70% of the average daily net assets of Baywood Value Plus Fund and Baywood Socially Responsible Fund, respectively.
Distribution – Foreside Fund Services, LLC serves as each Fund’s distributor (the “Distributor”). The Funds do not have a distribution
(12b-1) plan; accordingly, the Distributor does not receive compensation from the Funds for its distribution services. The Advisor compensates the Distributor directly for its services. The Distributor is not affiliated with the Advisor or Atlantic Fund Administration,
LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund.
The fees related to these services are included in Fund services fees within the Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, each Fund pays
Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance
Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Expense Reimbursement and Fees Waived
The Advisor has contractually agreed to waive its fee and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) for
Institutional Shares to 0.70% through January 31, 2021, for Baywood Value Plus Fund. The Advisor also has contractually agreed to waive its fees and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) for Institutional Shares to 0.89% through
January 31, 2021, for Baywood Socially Responsible Fund. Other Fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the year ended
September 30, 2020, fees waived and expenses reimbursed were as follows:
The Advisor may be reimbursed by each Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of September 30 2020, $402,527 and $409,477 in the Baywood Value Plus Fund and Baywood Socially Responsible Fund, respectively, is subject to recapture by the
Advisor. Other Waivers are not eligible for recoupment.
Investment Adviser
Fees Waived
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived
and Expenses
Reimbursed
Baywood Value Plus Fund $ 13,210 $ 120,692 $ 24,375 $ 158,277
Baywood Socially Responsible Fund 26,923 110,857 24,375 162,155

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2020

Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended September 30, 2020 were as follows:
Federal Income Tax
As of September 30, 2020 , the cost for federal income tax purposes and the components of net unrealized appreciation were as follows:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of September 30, 2020, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and
Liabilities are primarily due to wash sales, REITS and equity return of capital.
On the Statements of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended September 30, 2020. The following reclassifications were the result of partnerships and distributions in excess of earnings and have no impact on the net assets of each Fund.
For tax purposes, the current year post-October loss for the Baywood Value Plus Fund was $26,712. This loss will be recognized for tax purposes on the first business day of the Fund’s next fiscal year, October 1, 2020 .
Subsequent Events
The global outbreak of the COVID-19 virus has caused negative effects on many companies, sectors, countries, regions, and financial markets in general, and uncertainty exists as to its long-term implications. The effects of the pandemic may adversely impact each Funds'
assets and performance. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Purchases Sales
Baywood Value Plus Fund $ 1,106,144 $ 1,016,250
Baywood Socially Responsible Fund 1,380,689 1,118,770
Tax Cost of Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
Baywood Value Plus Fund $ 2,514,016 $ 387,507 $ (308,565) $ 78,942
Baywood Socially Responsible Fund 3,318,087 641,500 (327,493) 314,007
Ordinary Income Long-Term Capital Gain Total
Baywood Value Plus Fund
2020 $ 63,833 $ 36,357 $ 100,190
2019 58,006 127,130 185,136
Baywood Socially Responsible Fund
2020 54,676 53,503 108,179
2019 50,594 303,422 354,016
Undistributed
Long-Term Gain
Capital and Other
Losses
Unrealized
Appreciation Total
Baywood Value Plus Fund $ – $ (26,712) $ 78,942 $ 52,230
Baywood Socially Responsible Fund 17,529 – 314,007 331,536
Distributable
Earnings Paid-in-Capital
Baywood Value Plus Fund $ 3,597 $ (3,597)
Baywood Socially Responsible Fund 540 (540)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Baywood Value Plus Fund and Baywood Socially Responsible Fund
and the Board of Trustees of Forum Funds II
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Baywood Value Plus Fund and Baywood Socially Responsible
Fund, each a series of shares of beneficial interest in Forum Funds II (the “Funds”), including the schedules of investments, as of
September 30, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, the financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the periods noted in the table below, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September
30, 2020 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one or more of the Funds in the Forum Funds II since 2013.
Philadelphia, Pennsylvania
November 24, 2020

Baywood Funds
ADDITIONAL INFORMATION (Unaudited)
September 30, 2020

Investment Advisory Agreement Approval
At the September 10, 2020 Board meeting (“September meeting”), the Board, including the Independent Trustees, met in person and considered the approval of the continuance of the investment advisory agreement between the Advisor and the Trust pertaining to the
Funds (the “Advisory Agreement”). In preparation for the September meeting, the Board was presented with a range of information to assist in its deliberations. The Board requested and reviewed written responses from the Adviser to a letter circulated on the Board's behalf concerning the Adviser’s personnel, operations, financial condition, performance, and services provided to the Funds by the
Adviser. During its deliberations, the Board received an oral presentation from the Adviser and discussed the materials with the Adviser, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and, as necessary, with the Trust's administrator.
The Independent Trustees also met in executive session with Independent Legal Counsel while deliberating.
At the September meeting, the Board reviewed, among other matters, the topics discussed below:
Nature, Extent and Quality of Services
Based on written materials received and the presentation from senior representatives of the Adviser regarding the Adviser’s personnel, operations, and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement.
In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Funds, as well as the investment philosophy and decision-making process of those professionals and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representation that the firm is financially stable and has the operational capability and necessary staffing and experience to continue providing quality investment advisory services to the Funds. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, and other relevant considerations, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Funds under the Advisory Agreement.
Performance
The Board observed that the Value Plus Fund underperformed its primary benchmark index, the Morningstar US Large Value Total
Return Index, for the one-, three-, five-, and 10-year periods ended June 30, 2020, and outperformed the primary benchmark index for the period since the Value Plus Fund’s inception on June 27, 2008. The Board also observed that, based on the information provided by
Broadridge, the Value Plus Fund underperformed the median of its Broadridge peers for the one-, three-, and five-year periods ended
June 30, 2020. The Board noted the Adviser’s representation that the Value Plus Fund’s relative underperformance could be attributed, at least in part, to the Fund’s sector allocation and market capitalization allocations and that the value investment style remained out of favor in the market.  The Board also noted that it was the Adviser’s belief that market sentiment was beginning to shift back in favor of value-style investing.
The Board observed that the Socially Responsible Fund underperformed its primary benchmark index, the Morningstar US Large
Value Total Return Index, for the one-, three-, five-, and 10-year periods ended June 30, 2020, as well as for the period since the
Socially Responsible Fund’s inception on January 3, 2005.  The Board observed that the Socially Responsible Fund underperformed the median of its Broadridge peers for the one-, three-, and five-year periods ended June 30, 2020. The Board noted the Adviser’s representation that the Socially Responsible Fund’s relative underperformance could be attributed, at least in part, to smaller capitalization stocks and stocks with lower price/equity ratio, such as those held in the Fund’s portfolio, having underperformed larger capitalization stocks and stocks with higher price-equity ratios during the period. The Board also noted the Adviser’s representation that the Socially Responsible
Fund’s underperformance over the longer term could be attributed, at least in part, to a significant shareholder redemption that occurred prior to the Socially Responsible Fund’s reorganization into the Trust at the beginning of 2016, which disproportionately impacted the
Socially Responsible Fund’s long-term performance. The Board further noted the Adviser’s representation that the Morningstar US Large
Value Total Return Index did not have the same socially responsible investment constraints as those of the Fund.
Based on the foregoing and other applicable considerations, the Board determined that the Funds and their shareholders could benefit from the Adviser’s continued management.

Baywood Funds
ADDITIONAL INFORMATION (Unaudited)
September 30, 2020

Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Funds and analyzed comparative information on actual advisory fee rates and actual total expense ratios of the Funds as compared to those of their respective Broadridge peer groups.
The Board observed that the Adviser’s actual advisory fee rate and actual total expense ratio for each of the Funds were less than the median of their respective Broadridge peer groups. Based on the foregoing, and other relevant considerations, the Board concluded that the Adviser’s advisory fee rates charged to the Funds were reasonable.
Cost of Services and Profitability
The Board evaluated information provided by the Adviser regarding the costs of services and its profitability with respect to the
Funds.  In this regard, the Board considered the Adviser’s resources devoted to the Funds, as well as the information provided by the
Adviser regarding the costs and profitability of its Fund activities.  The Board noted the Adviser’s representation that, as a result of the contractual expense limitation arrangement in place for each of the Funds, the Adviser was not earning any profit from its mutual fund operations but that the Adviser was willing to continue subsidizing the Funds in an effort to support growth initiatives. Based on these and other applicable considerations, including financial statements from the Adviser indicating its profitability and expenses from overall operations, the Board concluded that the Adviser’s costs of services and profits attributable to management of the Funds were not a material factor in approving the continuation of the Advisory Agreement.
Economies of Scale
The Board evaluated whether the Funds were benefitting, or may benefit in the future, from any economies of scale. In this respect, the Board considered the Funds’ fee structures, asset sizes, and net expense ratios.  The Board noted the Adviser’s representation that economies of scale could be experienced if the Funds were to reach significantly higher asset levels but that, in light of the Funds’ current asset levels and the Adviser’s ongoing subsidization of the Funds, breakpoints in the advisory fee were not believed by the Adviser to be appropriate at this time. Based on the foregoing information and other applicable considerations, the Board concluded that the asset levels of the Funds were not consistent with the existence of economies of scale and that economies of scale were not a material factor in approving the continuation of the Advisory Agreement.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Funds. Based on the foregoing representation and the materials presented, the Board concluded that other benefits received by the Adviser from its relationship with the Funds were not a material factor to consider in approving the continuation of the
Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.
Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the “Liquidity
Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Funds' investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.
The Board approved the designation of the Trust’s Valuation Committee as the administrator of the liquidity risk management program
(the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for

Baywood Funds
ADDITIONAL INFORMATION (Unaudited)
September 30, 2020

reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness.
The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period June 1, 2019 through
June 30, 2020 in order to prepare a written report to the Board for review at its meeting held on September 10, 2020.
The Program Administrator’s written report stated that: (i) the Funds are able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Funds; (ii) the Funds' strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Funds' portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the
Funds did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation
(15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the
Funds because the Funds primarily hold “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. The report also reviewed the changes to the Program since its inception. No significant liquidity events impacting the Funds or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each
Fund’s portfolio is available, without charge and upon request, by calling (855) 409-2297 and on the SEC’s website at www.sec.gov.
Each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 409-2297 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Funds , you incur ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1,
2020 through September 30, 2020.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

Baywood Funds
ADDITIONAL INFORMATION (Unaudited)
September 30, 2020

Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. Each Fund designates
100.00 % of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 100.00 % for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code.
Pursuant to Section 852(b)(3) of the Internal Revenue Code, Baywood Valu ePlus Fund, and Baywood Sociall yResponsible Fund
designated $36,357 and $53,503, as long-term capital gain dividends, respectively.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust.
Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland,
Maine 04101. Each Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (855) 409-2297.
Beginning
Account Value
April 1, 2020
Ending
Account Value
September 30, 2020
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Baywood Value Plus Fund
Actual $ 1,000.00 $ 1,215.44 $ 3.88 0.70%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,021.50 $ 3.54 0.70%
Baywood Socially Responsible Fund
Actual $ 1,000.00 $ 1,244.64 $ 4.99 0.89%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.55 $ 4.50 0.89%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 366 to reflect the half-year period.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of
Series in Fund
Complex
Overseen
By Trustee
Other
Directorships
Held By
Trustee During
Past Five Years
Independent Trustees
David Tucker
Born: 1958
Chairman of the
Board; Trustee;
Chairman,
Nominating
Committee and
Qualified Legal
Compliance
Committee
Since 2013 Director, Blue Sky Experience (a
charitable endeavor), since 2008; Senior
Vice President & General Counsel,
American Century Companies (an
investment management firm), 1998-
2008.
2 Trustee, Forum
Funds; Trustee, U.S.
Global Investors
Funds.
Mark D. Moyer
Born: 1959
Trustee; Chairman
Audit Committee
Since 2013 Chief Financial Officer, Freedom
House (a NGO advocating political
freedom and democracy), since 2017;
independent consultant providing
interim CFO services, principally to
non-profit organizations, 2011-2017.
2 Trustee, Forum
Funds; Trustee, U.S.
Global Investors
Funds.
Jennifer
Brown-Strabley
Born: 1964
Trustee Since 2013 Principal, Portland Global Advisors (a
registered investment adviser), 1996-
2010.
2 Trustee, Forum
Funds; Trustee, U.S.
Global Investors
Funds.
Interested Trustees
(1)

Baywood Funds
ADDITIONAL INFORMATION (Unaudited)
September 30, 2020

(1)
Jessica Chase is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as President of the
Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of
Series in Fund
Complex
Overseen
By Trustee
Other
Directorships
Held By
Trustee During
Past Five Years
Jessica Chase
Born: 1970
Trustee Since 2019 Director, Apex Fund Services since
2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
2 Trustee, Forum
Funds, Trustee, U.S.
Global Investors
Funds.
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past 5 Years
Officers
Jessica Chase
Born: 1970
President; Principal Executive
Officer
Since 2015 Director, Apex Fund Services since 2019;
Senior Vice President, Atlantic Fund Services
2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2013 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Zachary Tackett
Born: 1988
Vice President; Secretary and Anti-
Money Laundering Compliance
Officer
Since 2014 Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services 2014-
2019.
Timothy Bowden
Born: 1969
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2008-2019.
Michael J. McKeen
Born: 1971
Vice President Since 2013 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Geoffrey Ney
Born: 1975
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-2019.
Todd Proulx
Born: 1978
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer Since 2013 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(855) 409-2297 (toll free)
INVESTMENT ADVISOR
SKBA Capital Management, LLC
44 Montgomery Street, Suite 3500
San Francisco, CA 94104
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.theapexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’
risks, objectives, fees and expenses, experience of its management, and other information.
217-ANR-0920

ITEM 2. CODE OF ETHICS.
(a)

As of the end of the period covered by this report, Forum Funds II (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)       There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)       There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)        Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 13(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $26,800 in 2019 and $26,800 in 2020.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2019 and $0 in 2020.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $6,000 in 2019 and $6,000 in 2020.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2019 and $0 in 2020.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”).  In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2019 and $0 in 2020.  There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	November 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	November 18, 2020

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	November 18, 2020